Expense Example - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456